SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended		2 Months Ended	3 Months Ended			6 Months Ended				12 Months Ended
	Apr. 24, 2026	Jan. 06, 2026	Jan. 05, 2026	Sep. 29, 2025	Jun. 26, 2025	Jun. 26, 2025	Apr. 30, 2026	Apr. 24, 2026	May 26, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jul. 14, 2026	Jul. 14, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 24, 2026	Apr. 14, 2026
Subsequent Event [Line Items]
Principal amount										$ 262,119					$ 262,119		$ 127,937
Shares new issues											111,780
Stock Issued During Period, Value, New Issues										3,367,200	$ 839,854						36,470
Proceeds from Issuance of Common Stock											558,900				4,456,942		36,470
Stock Issued During Period, Value, Issued for Services										62,500	$ 525,001						343,200
Debt Instrument, Increase, Accrued Interest															94,844
[custom:LossOnSettlementOfSeniorSecuredNotes]										$ (2,574,481)					$ (3,087,993)
Purchase price																				$ 5.00
Common stock split, description					orward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock	forward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock
Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount																	$ 274,155
Common Stock [Member]
Subsequent Event [Line Items]
Shares new issues										695,820	271,780				288,342		48,200
Shares issued, price per share										$ 5.00					$ 5.00
Stock Issued During Period, Value, New Issues										$ 70	$ 27						$ 5
Proceeds from Issuance of Common Stock															$ 1,441,710
Stock Issued During Period, Shares, Issued for Services										12,500	105,000						5,720,000
Stock Issued During Period, Value, Issued for Services										$ 1	$ 11						$ 572
Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares new issues	519,258	160,000
Shares issued, price per share		$ 5.00
Gross proceeds	$ 2,596,290	$ 800,000
Purchase price	$ 5.00							$ 5.00
Common Stock [Member] | Private Placement [Member] | Mr Trawick [Member]
Subsequent Event [Line Items]
Shares new issues							3,196,737
Gross proceeds							$ 320,000
Purchase price							$ 0.10
Membership Interest Purchase Agreement [Member]
Subsequent Event [Line Items]
Cash consideration				$ 45,000
Membership Interest Purchase Agreement [Member] | Advocacy Lab LLC [Member]
Subsequent Event [Line Items]
Membership interest				100.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount																			$ 75,000
Subsequent Event [Member] | Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount													$ 513,288	$ 513,288
Debt Instrument, Increase, Accrued Interest													46,450
[custom:LossOnSettlementOfSeniorSecuredNotes]													$ 2,317,187
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Repaid promissory note									$ 4,700
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Repaid promissory note								$ 14,980
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares new issues													288,342
Stock Issued During Period, Value, New Issues													$ 1,441,710
Proceeds from Issuance of Common Stock													$ 1,215,996
Stock Issued During Period, Shares, Issued for Services														117,500
Stock Issued During Period, Value, Issued for Services														$ 587,500
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares new issues	519,258	160,000
Shares issued, price per share		$ 5.00
Gross proceeds	$ 2,600,000	$ 800,000
Purchase price	$ 5.00							$ 5.00
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member] | Mr Trawick [Member]
Subsequent Event [Line Items]
Shares new issues	3,196,737
Gross proceeds	$ 320,000
Purchase price	$ 0.10							$ 0.10
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Cash			$ 30,000